Prospectus Supplement                                           217894  9/04
dated September 2, 2004 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Growth Opportunities Fund and Putnam VT Voyager Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT GROWTH OPPORTUNITIES FUND
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Large-Cap Growth Team
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Portfolio leader    Since   Experience
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Brian O'Toole       2002    2002 - Present         Putnam Management
                            Prior to June 2002     Citigroup Asset Management
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Portfolio members   Since   Experience
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Walton D. Pearson   2003    2003 - Present         Putnam Management
                            Prior to Feb. 2003     Alliance Capital Management
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David J. Santos     1999    1986 - Present         Putnam Management
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PUTNAM VT VOYAGER FUND
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Large-Cap Growth Team
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Portfolio leader    Since   Experience
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Brian P. O'Toole    2002    2002 - Present         Putnam Management
                            Prior to June 2002     Citigroup Asset Management
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Portfolio members   Since   Experience
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Walton D. Pearson   2003    2003 - Present         Putnam Management
                            Prior to Feb. 2003     Alliance Capital Management
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David J. Santos     2003    1986 - Present         Putnam Management
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PUTNAM INVESTMENTS
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